UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-21852

Columbia Funds Series Trust II
(Exact name of registrant as specified in charter)

50606 Ameriprise Financial Center Minneapolis, MN			55474
(Address of principal executive offices)			(Zip code)

Christopher O. Petersen, Esq. c/o Columbia Management Investment Advisers, LLC 225 Franklin Street Boston, MA 02110
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(800) 345-6611

Date of fiscal year end:	April 30

Date of reporting period:	October 31, 2014

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

Semiannual Report

October 31, 2014

Columbia Global Infrastructure Fund

Not FDIC insured • No bank guarantee • May lose value

President's Message

Dear Shareholders,

The U.S. Economy Gained Momentum

The U.S. economy picked up momentum throughout the third quarter of 2014 with improvements in every sector. Second-quarter gross domestic product growth was revised upward to 4.6%, with expectations that third-quarter growth would also be above trend. American companies added more than 200,000 new jobs monthly, driving unemployment below 6% for the first time since 2008. Consumer spending got a boost as both income and savings rose, and confidence hit a post-recession high. After a weak start to the year, corporate profits rebounded, indicating that business remains in good shape. Rising profits led to higher capital spending. The housing market recovery remained on track, as home sales and prices trended higher, and inventories declined. Manufacturing remained a lynchpin of the economy's expansion. Even so, performance fell short of expectations at the end of the period.

Despite Momentum, Markets Remained Stagnant

The financial markets produced lackluster results, despite good economic news and the Federal Reserve's reassurance that it intended to keep short-term interest rates low for another year. A surge in global tensions and concerns that equity valuations have risen sharply put a damper on investor enthusiasm. The S&P 500 Index inched ahead 1.13%, buoyed by its concentration in large-cap stocks with a defensive edge. Traditional fixed-income sectors, including U.S. Treasuries, mortgages and securitized bonds, eked out returns of less than 1% for the quarter. Investment-grade corporate bonds and high-yield bonds lost some ground, although fundamentals for both groups remained solid. Convertible securities and U.S. Treasury inflation-protected securities pulled up the rear.

Stay on Track with Columbia Management

Backed by more than 100 years of experience, Columbia Management is one of the nation's largest asset managers. At the heart of our success and, most importantly, that of our investors, are highly talented industry professionals, brought together by a unique way of working. At Columbia Management, reaching our performance goals matters, and how we reach them matters just as much.

Visit columbiamanagement.com for:

>  The Columbia Management Perspectives blog, offering insights on current market events and investment opportunities

>  Detailed up-to-date fund performance and portfolio information

>  Quarterly fund commentaries

>  Columbia Management investor, our award-winning quarterly newsletter for shareholders

Thank you for your continued support of the Columbia Funds. We look forward to serving your investment needs for many years to come.

Best Regards,

J. Kevin Connaughton
President, Columbia Funds

Investing involves risk including the risk of loss of principal.

The S&P 500 Index, an unmanaged index, measures the performance of 500 widely held, large-capitalization U.S. stocks and is frequently used as a general measure of market performance. Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing.

Investors should consider the investment objectives, risks, charges and expenses of a mutual fund carefully before investing. For a free prospectus and, if available, a summary prospectus, which contains this and other important information about a fund, visit columbiamanagement.com. The prospectus should be read carefully before investing.

Columbia Funds are distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

© 2014 Columbia Management Investment Advisers, LLC. All rights reserved.

Semiannual Report 2014

Columbia Global Infrastructure Fund

Table of Contents

Performance Overview	2
Portfolio Overview	3
Understanding Your Fund's Expenses	5
Portfolio of Investments	6
Statement of Assets and Liabilities	11
Statement of Operations	13
Statement of Changes in Net Assets	14
Financial Highlights	17
Notes to Financial Statements	26
Important Information About This Report	33

Fund Investment Manager

Columbia Management Investment
Advisers, LLC
225 Franklin Street
Boston, MA 02110

Fund Distributor

Columbia Management Investment
Distributors, Inc.
225 Franklin Street
Boston, MA 02110

Fund Transfer Agent

Columbia Management Investment
Services Corp.
P.O. Box 8081
Boston, MA 02266-8081

For more information about any of the funds, please visit columbiamanagement.com or call 800.345.6611. Customer Service Representatives are available to answer your questions Monday through Friday from 8 a.m. to 7 p.m. Eastern time.

The views expressed in this report reflect the current views of the respective parties. These views are not guarantees of future performance and involve certain risks, uncertainties and assumptions that are difficult to predict, so actual outcomes and results may differ significantly from the views expressed. These views are subject to change at any time based upon economic, market or other conditions and the respective parties disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Columbia Fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any particular Columbia Fund. References to specific securities should not be construed as a recommendation or investment advice.

Semiannual Report 2014

Columbia Global Infrastructure Fund

Performance Overview

(Unaudited)

Performance Summary

>  Columbia Global Infrastructure Fund (the Fund) Class A shares returned 2.84% excluding sales charges for the six months ended October 31, 2014.

>  The Fund underperformed its benchmark, the S&P Global Infrastructure Index, which returned 4.17% for the same time period.

Average Annual Total Returns (%) (for period ended October 31, 2014)

	Inception	6 Months	1 Year	5 Years	Life
Class A	02/19/09
Excluding sales charges		2.84	15.16	16.93	25.70
Including sales charges		-3.08	8.55	15.55	24.40
Class B	02/19/09
Excluding sales charges		2.85	15.17	16.26	24.94
Including sales charges		-2.15	10.87	16.04	24.88
Class C	02/19/09
Excluding sales charges		2.47	14.29	16.07	24.77
Including sales charges		1.47	13.44	16.07	24.77
Class I	02/19/09	3.04	15.59	17.40	26.21
Class K	02/19/09	2.83	15.20	17.05	25.82
Class R	02/19/09	2.69	14.83	16.61	25.33
Class R4*	03/19/13	2.94	15.45	17.03	25.79
Class R5	02/19/09	3.00	15.53	17.34	26.14
Class Z*	09/27/10	2.95	15.45	17.19	25.94
S&P Global Infrastructure Index		4.17	14.26	10.78	15.30
S&P 500 Index		8.22	17.27	16.69	20.72

Returns for Class A are shown with and without the maximum initial sales charge of 5.75%. Returns for Class B are shown with and without the applicable contingent deferred sales charge (CDSC) of 5.00% in the first year, declining to 1.00% in the sixth year and eliminated thereafter. Returns for Class C are shown with and without the 1.00% CDSC for the first year only. The Fund's other classes are not subject to sales charges and have limited eligibility. Please see the Fund's prospectus for details. Performance for different share classes will vary based on differences in sales charges and fees associated with each class. All results shown assume reinvestment of distributions during the period. Returns do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. Performance results reflect the effect of any fee waivers or reimbursements of Fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.

The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary, visiting columbiamanagement.com or calling 800.345.6611.

*The returns shown for periods prior to the share class inception date (including returns for the Life of the Fund, if shown, which are since Fund inception) include the returns of the Fund's oldest share class. Since the Fund launched more than one share class at its inception, Class A shares were used. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Please visit columbiamanagement.com/mutual-funds/appended-performance for more information.

Effective January 30, 2014, the Fund compares its performance to that of the S&P Global Infrastructure Index (the New Index). The Fund's investment manager made this recommendation to the Fund's Board because the investment manager believes that the New Index provides a more appropriate basis for comparing the Fund's performance in light of the changes made to the Fund's name and principal investment strategies. Information on the new and old benchmarks will be included for a one-year transition period. Thereafter, only the new benchmark will be included.

The S&P Global Infrastructure Index is comprised of 75 companies around the world that represent the listed infrastructure universe. To create diversified exposure, the index includes three distinct infrastructure clusters: utilities, transportation, and energy.

The S&P 500 Index, an unmanaged index, measures the performance of 500 widely held, large-capitalization U.S. stocks and is frequently used as a general measure of market performance.

Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the Fund may not match those in an index.

Semiannual Report 2014

Columbia Global Infrastructure Fund

Portfolio Overview

(Unaudited)

Top Ten Holdings (%) (at October 31, 2014)
SBA Communications Corp., Class A (United States)	3.6
Union Pacific Corp. (United States)	3.5
Questar Corp. (United States)	3.3
Autodesk, Inc. (United States)	3.2
Plains GP Holdings LP, Class A (United States)	3.2
Foster Wheeler AG (Switzerland)	3.1
Xylem, Inc. (United States)	3.0
Delphi Automotive PLC (United Kingdom)	3.0
ONEOK, Inc. (United States)	3.0
Honeywell International, Inc. (United States)	2.9

Percentages indicated are based upon total investments (excluding Money Market Funds).

For further detail about these holdings, please refer to the section entitled "Portfolio of Investments."

Fund holdings are as of the date given, are subject to change at any time, and are not recommendations to buy or sell any security.

Portfolio Breakdown (%) (at October 31, 2014)
Common Stocks	86.8
Consumer Discretionary	10.3
Energy	10.8
Financials	1.2
Industrials	41.2
Information Technology	9.5
Materials	0.8
Telecommunication Services	8.6
Utilities	4.4
Convertible Preferred Stocks	2.3
Corporate Bonds & Notes	4.4
Limited Partnerships	4.3
Money Market Funds	2.2
Total	100.0

Percentages indicated are based upon total investments. The Fund's portfolio composition is subject to change.

Portfolio Management

Peter Santoro, CFA

Craig Leopold, CFA

Tom West, CFA

Kirk Moore, CFA

Morningstar Style BoxTM

The Morningstar Style BoxTM is based on a fund's portfolio holdings. For equity funds, the vertical axis shows the market capitalization of the stocks owned, and the horizontal axis shows investment style (value, blend, or growth). Information shown is based on the most recent data provided by Morningstar.

© 2014 Morningstar, Inc. All rights reserved. The Morningstar information contained herein: (1) is proprietary to Morningstar and/or its content providers; (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information.

Semiannual Report 2014

Columbia Global Infrastructure Fund

Portfolio Overview (continued)

(Unaudited)

Country Breakdown (%) (at October 31, 2014)
Australia	1.4
Ireland	3.6
Italy	1.2
Mexico	1.7
Peru	0.6
Spain	3.1
Switzerland	4.8
United Kingdom	4.2
United States(a)	79.4
Total	100.0

Percentages indicated are based upon total investments. The Fund's portfolio composition is subject to change.

(a) Includes investments in Money Market Funds.

Semiannual Report 2014

Columbia Global Infrastructure Fund

Understanding Your Fund's Expenses

(Unaudited)

As an investor, you incur two types of costs. There are transaction costs, which generally include sales charges on purchases and may include redemption fees. There are also ongoing costs, which generally include management fees, distribution and/or service fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.

Analyzing Your Fund's Expenses

To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by investors in each share class of the Fund during the period. The actual and hypothetical information in the table is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the "Actual" column is calculated using the Fund's actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the "Actual" column. The amount listed in the "Hypothetical" column assumes a 5% annual rate of return before expenses (which is not the Fund's actual return) and then applies the Fund's actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See "Compare With Other Funds" below for details on how to use the hypothetical data.

Compare With Other Funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Fund with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund only and do not reflect any transaction costs, such as sales charges, or redemption or exchange fees. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If transaction costs were included in these calculations, your costs would be higher.

May 1, 2014 – October 31, 2014

	Account Value at the Beginning of the Period ($)		Account Value at the End of the Period ($)		Expenses Paid During the Period ($)		Fund's Annualized Expense Ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class A	1,000.00	1,000.00	1,028.40	1,019.41	5.88	5.85	1.15
Class B	1,000.00	1,000.00	1,028.50	1,019.41	5.88	5.85	1.15
Class C	1,000.00	1,000.00	1,024.70	1,015.63	9.70	9.65	1.90
Class I	1,000.00	1,000.00	1,030.40	1,021.27	3.99	3.97	0.78
Class K	1,000.00	1,000.00	1,028.30	1,019.76	5.52	5.50	1.08
Class R	1,000.00	1,000.00	1,026.90	1,018.15	7.15	7.12	1.40
Class R4	1,000.00	1,000.00	1,029.40	1,020.67	4.60	4.58	0.90
Class R5	1,000.00	1,000.00	1,030.00	1,020.97	4.30	4.28	0.84
Class Z	1,000.00	1,000.00	1,029.50	1,020.67	4.60	4.58	0.90

Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund's most recent fiscal half year and divided by 365.

Expenses do not include fees and expenses incurred indirectly by the Fund from its investment in underlying funds, including affiliated and non-affiliated pooled investment vehicles, such as mutual funds and exchange-traded funds.

Semiannual Report 2014

Columbia Global Infrastructure Fund

Portfolio of Investments

October 31, 2014 (Unaudited)

(Percentages represent value of investments compared to net assets)

Common Stocks 85.8%

Issuer	Shares	Value ($)
Australia 1.4%
Transurban Group	860,930	6,165,898
Ireland 3.5%
Eaton Corp. PLC	70,069	4,792,019
Ingersoll-Rand PLC	178,160	11,156,379
Total		15,948,398
Italy 1.2%
Snam SpA	1,012,820	5,470,319
Spain 3.1%
Ferrovial SA	347,990	7,099,443
Telefonica SA, ADR	442,800	6,633,144
Total		13,732,587
Switzerland 4.8%
Foster Wheeler AG	438,345	13,601,845
TE Connectivity Ltd.	127,269	7,779,954
Total		21,381,799
United Kingdom 4.1%
Delphi Automotive PLC	188,370	12,993,763
Vodafone Group PLC, ADR	163,216	5,422,035
Total		18,415,798
United States 67.7%
American Airlines Group, Inc.	210,040	8,685,154
Autodesk, Inc.(a)	240,910	13,861,961
Boeing Co. (The)	83,644	10,447,972
Cheniere Energy, Inc.(a)	72,620	5,446,500
Comcast Corp., Class A	124,450	6,888,307
Crown Castle International Corp.	66,060	5,160,607
Delta Air Lines, Inc.	215,016	8,650,094
DISH Network Corp., Class A(a)	100,960	6,426,104
Halliburton Co.	186,845	10,302,633
Honeywell International, Inc.	132,488	12,734,747
ITT Corp.	249,611	11,247,472
JB Hunt Transport Services, Inc.	71,150	5,675,635
Kansas City Southern	52,230	6,413,322
Kinder Morgan, Inc.	315,210	12,198,627
KLA-Tencor Corp.	118,970	9,416,475
Lam Research Corp.	140,120	10,909,743
MasTec, Inc.(a)	224,270	6,423,093
ONEOK, Inc.	217,280	12,806,483

Common Stocks (continued)

Issuer	Shares	Value ($)
Pall Corp.	127,030	11,613,083
Quanta Services, Inc.(a)	311,262	10,607,809
Questar Corp.	594,060	14,322,787
Rockwell Automation, Inc.	106,460	11,960,781
SBA Communications Corp., Class A(a)	139,870	15,711,597
Schlumberger Ltd.	71,800	7,083,788
Time Warner Cable, Inc.	68,480	10,080,941
Timken Co. (The)	167,930	7,219,311
TimkenSteel Corp.	83,965	3,407,300
TRW Automotive Holdings Corp.(a)	92,950	9,420,482
Union Pacific Corp.	129,390	15,067,465
Verizon Communications, Inc.	204,087	10,255,372
Xylem, Inc.	360,574	13,110,471
Total		303,556,116
Total Common Stocks (Cost: $287,183,818)		384,670,915

Corporate Bonds & Notes(b) 4.4%

Issuer	Coupon Rate	Principal Amount ($)		Value ($)
Mexico 1.7%
Cemex SAB de CV Senior Secured(c) 03/25/19	5.875%		2,500,000	2,590,625
Concesionaria Mexiquense SA de CV (linked to Mexican Unidad de Inversion Index)(c) 12/15/35	5.950%	MXN	66,563,878	4,980,088
Total				7,570,713
Peru 0.6%
Union Andina de Cementos SAA Senior Unsecured(c) 10/30/21	5.875%		2,450,000	2,487,240
United States 2.1%
AECOM Technology Corp.(c) 10/15/22	5.750%		2,500,000	2,631,250
Florida East Coast Holdings Corp. Senior Secured(c) 05/01/19	6.750%		4,000,000	4,127,520
Hiland Partners LP/Finance Corp.(c) 10/01/20	7.250%		2,596,000	2,745,270
Total				9,504,040
Total Corporate Bonds & Notes (Cost: $19,265,994)				19,561,993

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014

Columbia Global Infrastructure Fund

Portfolio of Investments (continued)

October 31, 2014 (Unaudited)

Limited Partnerships 4.3%

Issuer	Shares	Value ($)
United States 4.3%
PBF Logistics LP	122,346	3,013,382
Plains GP Holdings LP, Class A	482,224	13,830,184
Valero Energy Partners LP	53,947	2,303,537
Total		19,147,103
Total Limited Partnerships (Cost: $15,201,052)		19,147,103

Convertible Preferred Stocks 2.3%

United States 2.3%
Crown Castle International Corp., 4.500%	100,000	10,279,200
Total Convertible Preferred Stocks (Cost: $10,123,750)		10,279,200

Money Market Funds 2.2%

	Shares	Value ($)
Columbia Short-Term Cash Fund, 0.092%(d)(e)	9,841,620	9,841,620
Total Money Market Funds (Cost: $9,841,620)		9,841,620
Total Investments (Cost: $341,616,234)		443,500,831
Other Assets & Liabilities, Net		4,571,706
Net Assets		448,072,537

Notes to Portfolio of Investments

(a)  Non-income producing.

(b)  Principal amounts are denominated in United States Dollars unless otherwise noted.

(c)  Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At October 31, 2014, the value of these securities amounted to $19,561,993 or 4.37% of net assets.

(d)  The rate shown is the seven-day current annualized yield at October 31, 2014.

(e)  As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company's outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended October 31, 2014, are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds From Sales ($)	Ending Cost ($)	Dividends — Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	7,420,946	50,325,519	(47,904,845)	9,841,620	4,085	9,841,620

Abbreviation Legend

ADR  American Depositary Receipt

Currency Legend

MXN  Mexican Peso

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014

Columbia Global Infrastructure Fund

Portfolio of Investments (continued)

October 31, 2014 (Unaudited)

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund's assumptions about the information market participants would use in pricing an investment. An investment's level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability's fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

>  Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

>  Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

>  Level 3 — Valuations based on significant unobservable inputs (including the Fund's own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment's fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Foreign equity securities actively traded in markets where there is a significant delay in the local close relative to the New York Stock Exchange (NYSE) are classified as Level 2. The values of these securities may include an adjustment to reflect the impact of significant market movements following the close of local trading, as described in Note 2 to the financial statements — Security Valuation.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund's Board of Trustees (the Board), the Investment Manager's Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager's organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014

Columbia Global Infrastructure Fund

Portfolio of Investments (continued)

October 31, 2014 (Unaudited)

Fair Value Measurements (continued)

The following table is a summary of the inputs used to value the Fund's investments at October 31, 2014:

Description	Level 1 Quoted Prices in Active Markets for Identical Assets ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)	Total ($)
Equity Securities
Common Stocks
Consumer Discretionary	45,809,597	—	—	45,809,597
Energy	47,838,032	—	—	47,838,032
Financials	5,160,607	—	—	5,160,607
Industrials	169,406,651	13,265,341	—	182,671,992
Information Technology	41,968,134	—	—	41,968,134
Materials	3,407,300	—	—	3,407,300
Telecommunication Services	38,022,148	—	—	38,022,148
Utilities	14,322,786	5,470,319	—	19,793,105
Convertible Preferred Stocks
Financials	—	10,279,200	—	10,279,200
Total Equity Securities	365,935,255	29,014,860	—	394,950,115
Bonds
Corporate Bonds & Notes
Transportation Services		—	4,980,088	4,980,088
All Other Industries		14,581,905	—	14,581,905
Total Bonds	—	14,581,905	4,980,088	19,561,993
Other
Limited Partnerships	19,147,103	—	—	19,147,103
Total Other	19,147,103	—	—	19,147,103
Mutual Funds
Money Market Funds	9,841,620	—	—	9,841,620
Total Mutual Funds	9,841,620	—	—	9,841,620
Total	394,923,978	43,596,765	4,980,088	443,500,831

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund's assets assigned to the Level 2 input category are generally valued using the market approach, in which a security's value is determined through reference to prices and information from market transactions for similar or identical assets. These assets include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair market valuation. The model utilized by such third party statistical pricing service takes into account a security's correlation to available market data including, but not limited to, intraday index, ADR, and ETF movements.

There were no transfers of financial assets between levels during the period.

The Fund's assets assigned to the Level 3 category are valued utilizing the valuation technique deemed the most appropriate in the circumstances. Certain corporate bonds classified as Level 3 securities are valued using the market approach and utilize single market quotations from broker dealers which may have included, but not limited to, observable transactions for identical or similar assets in the market and the distressed nature of the security. The appropriateness of fair values for these securities is monitored on an ongoing basis which may include results of back testing, manual price reviews and other control procedures. Significant increases (decreases) to any of these inputs would result in a significantly lower (higher) valuation measurement.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014

Columbia Global Infrastructure Fund

Portfolio of Investments (continued)

October 31, 2014 (Unaudited)

Fair Value Measurements (continued)

The following table is a reconciliation of Level 3 assets for which significant observable and/or unobservable inputs were used to determine fair value.

Corporate Bonds & Notes ($)
Balance as of April 30, 2014	4,862,382
Accrued discounts/premiums	—
Realized gain (loss)	—
Change in unrealized appreciation (depreciation)(a)	117,706
Sales	—
Purchases	—
Transfers into Level 3	—
Transfers out of Level 3	—
Balance as of October 31, 2014	4,980,088

(a) Change in unrealized appreciation (depreciation) relating to securities held at October 31, 2014 was $117,706.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014

Columbia Global Infrastructure Fund

Statement of Assets and Liabilities

October 31, 2014 (Unaudited)

Assets
Investments, at value
Unaffiliated issuers (identified cost $331,774,614)	$433,659,211
Affiliated issuers (identified cost $9,841,620)	9,841,620
Total investments (identified cost $341,616,234)	443,500,831
Foreign currency (identified cost $149,160)	144,053
Receivable for:
Investments sold	9,331,109
Capital shares sold	558,049
Dividends	703,304
Interest	291,932
Reclaims	24,230
Prepaid expenses	3,654
Other assets	2,239
Total assets	454,559,401
Liabilities
Payable for:
Investments purchased	5,509,235
Capital shares purchased	818,858
Investment management fees	7,889
Distribution and/or service fees	3,262
Transfer agent fees	60,537
Administration fees	728
Plan administration fees	1
Compensation of board members	39,469
Other expenses	46,885
Total liabilities	6,486,864
Net assets applicable to outstanding capital stock	$448,072,537
Represented by
Paid-in capital	$243,324,928
Undistributed net investment income	3,251,966
Accumulated net realized gain	99,620,613
Unrealized appreciation (depreciation) on:
Investments	101,884,597
Foreign currency translations	(9,567)
Total — representing net assets applicable to outstanding capital stock	$448,072,537

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014

Columbia Global Infrastructure Fund

Statement of Assets and Liabilities (continued)

October 31, 2014 (Unaudited)

Class A
Net assets	$302,449,757
Shares outstanding	13,928,044
Net asset value per share	$21.72
Maximum offering price per share(a)	$23.05
Class B
Net assets	$11,320,712
Shares outstanding	540,442
Net asset value per share	$20.95
Class C
Net assets	$41,678,837
Shares outstanding	2,007,159
Net asset value per share	$20.77
Class I
Net assets	$35,285,017
Shares outstanding	1,600,293
Net asset value per share	$22.05
Class K
Net assets	$147,577
Shares outstanding	6,769
Net asset value per share	$21.80
Class R
Net assets	$801,513
Shares outstanding	37,554
Net asset value per share	$21.34
Class R4
Net assets	$233,851
Shares outstanding	10,596
Net asset value per share	$22.07
Class R5
Net assets	$240,645
Shares outstanding	10,944
Net asset value per share	$21.99
Class Z
Net assets	$55,914,628
Shares outstanding	2,544,037
Net asset value per share	$21.98

(a) The maximum offering price per share is calculated by dividing the net asset value per share by 1.0 minus the maximum sales charge of 5.75%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014

Columbia Global Infrastructure Fund

Statement of Operations

Six Months Ended October 31, 2014 (Unaudited)

Net investment income
Income:
Dividends — unaffiliated issuers	$4,286,387
Dividends — affiliated issuers	4,085
Interest	461,527
Foreign taxes withheld	(80,210)
Total income	4,671,789
Expenses:
Investment management fees	1,510,722
Distribution and/or service fees
Class A	388,640
Class B	15,083
Class C	209,452
Class R	1,847
Transfer agent fees
Class A	187,767
Class B	7,290
Class C	25,288
Class K	44
Class R	445
Class R4	58
Class R5	48
Class Z	38,304
Administration fees	139,451
Plan administration fees
Class K	222
Compensation of board members	9,396
Custodian fees	3,915
Printing and postage fees	45,057
Registration fees	68,057
Professional fees	16,192
Other	23,595
Total expenses	2,690,873
Expense reductions	(40)
Total net expenses	2,690,833
Net investment income	1,980,956
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments	24,144,307
Foreign currency translations	31,020
Net realized gain	24,175,327
Net change in unrealized appreciation (depreciation) on:
Investments	(13,380,440)
Foreign currency translations	(10,408)
Net change in unrealized depreciation	(13,390,848)
Net realized and unrealized gain	10,784,479
Net increase in net assets resulting from operations	$12,765,435

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014

Columbia Global Infrastructure Fund

Statement of Changes in Net Assets

	Six Months Ended October 31, 2014 (Unaudited)	Year Ended April 30, 2014
Operations
Net investment income	$1,980,956	$2,146,577
Net realized gain	24,175,327	187,820,207
Net change in unrealized depreciation	(13,390,848)	(22,973,011)
Net increase in net assets resulting from operations	12,765,435	166,993,773
Distributions to shareholders
Net investment income
Class A	—	(2,571,500)
Class B	—	(63,199)
Class C	—	(189,763)
Class I	—	(125)
Class K	—	(1,990)
Class R	—	(2,612)
Class R4	—	(619)
Class R5	—	(598)
Class Z	—	(1,184,084)
Net realized gains
Class A	—	(75,204,552)
Class B	—	(3,214,219)
Class C	—	(9,651,109)
Class I	—	(2,557)
Class K	—	(51,267)
Class R	—	(103,479)
Class R4	—	(14,207)
Class R5	—	(12,575)
Class Z	—	(27,282,921)
Total distributions to shareholders	—	(119,551,376)
Decrease in net assets from capital stock activity	(29,909,767)	(233,767,936)
Total decrease in net assets	(17,144,332)	(186,325,539)
Net assets at beginning of period	465,216,869	651,542,408
Net assets at end of period	$448,072,537	$465,216,869
Undistributed net investment income	$3,251,966	$1,271,010

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014

Columbia Global Infrastructure Fund

Statement of Changes in Net Assets (continued)

	Six Months Ended October 31, 2014 (Unaudited)		Year Ended April 30, 2014
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class A shares
Subscriptions(a)	900,678	19,471,867	1,206,421	26,892,350
Distributions reinvested	—	—	3,957,109	77,678,046
Redemptions	(1,523,883)	(32,775,425)	(4,613,051)	(103,041,046)
Net increase (decrease)	(623,205)	(13,303,558)	550,479	1,529,350
Class B shares
Subscriptions	2,489	51,650	14,571	327,227
Distributions reinvested	—	—	171,744	3,252,837
Redemptions(a)	(67,437)	(1,397,803)	(175,725)	(3,797,669)
Net increase (decrease)	(64,948)	(1,346,153)	10,590	(217,605)
Class C shares
Subscriptions	135,583	2,822,061	211,253	4,545,538
Distributions reinvested	—	—	519,376	9,816,212
Redemptions	(110,546)	(2,285,052)	(421,792)	(9,132,519)
Net increase	25,037	537,009	308,837	5,229,231
Class I shares
Subscriptions	—	—	1,600,155	32,866,056
Redemptions	—	—	(267)	(5,800)
Net increase	—	—	1,599,888	32,860,256
Class K shares
Distributions reinvested	—	—	2,371	46,701
Redemptions	(2,903)	(62,622)	(7,305)	(168,690)
Net decrease	(2,903)	(62,622)	(4,934)	(121,989)
Class R shares
Subscriptions	10,143	217,187	18,934	400,263
Distributions reinvested	—	—	3,241	62,676
Redemptions	(3,467)	(75,431)	(3,585)	(80,287)
Net increase	6,676	141,756	18,590	382,652
Class R4 shares
Subscriptions	6,463	140,682	3,629	79,821
Distributions reinvested	—	—	707	14,072
Redemptions	—	—	(893)	(17,950)
Net increase	6,463	140,682	3,443	75,943
Class R5 shares
Subscriptions	12,385	269,399	873	19,441
Distributions reinvested	—	—	331	6,562
Redemptions	(2,458)	(53,506)	(2,053)	(45,825)
Net increase (decrease)	9,927	215,893	(849)	(19,822)

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014

Columbia Global Infrastructure Fund

Statement of Changes in Net Assets (continued)

	Six Months Ended October 31, 2014 (Unaudited)		Year Ended April 30, 2014
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity (continued)
Class Z shares
Subscriptions	133,346	2,905,627	3,555,162	82,410,185
Distributions reinvested	—	—	1,434,134	28,438,883
Redemptions	(877,672)	(19,138,401)	(15,920,574)	(384,335,020)
Net decrease	(744,326)	(16,232,774)	(10,931,278)	(273,485,952)
Total net decrease	(1,387,279)	(29,909,767)	(8,445,234)	(233,767,936)

(a) Includes conversions of Class B shares to Class A shares, if any.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014

Columbia Global Infrastructure Fund

Financial Highlights

The following tables are intended to help you understand the Fund's financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect payment of sales charges, if any. Total return and portfolio turnover are not annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund's portfolio turnover rate may be higher.

	Six Months Ended October 31, 2014		Year Ended April 30,
Class A	(Unaudited)		2014		2013		2012		2011	2010
Per share data
Net asset value, beginning of period	$21.12		$21.31		$18.96		$23.98		$19.66	$11.62
Income from investment operations:
Net investment income (loss)	0.09		0.09		0.14		(0.01)		0.09	(0.05)
Net realized and unrealized gain (loss)	0.51		6.25		2.56		(3.27)		4.57	8.15
Total from investment operations	0.60		6.34		2.70		(3.28)		4.66	8.10
Less distributions to shareholders:
Net investment income	—		(0.22)		(0.04)		—		(0.09)	—
Net realized gains	—		(6.31)		(0.31)		(1.74)		(0.25)	(0.06)
Total distributions to shareholders	—		(6.53)		(0.35)		(1.74)		(0.34)	(0.06)
Net asset value, end of period	$21.72		$21.12		$21.31		$18.96		$23.98	$19.66
Total return	2.84%		32.06%		14.43%		(12.62%)		23.92%	69.75%
Ratios to average net assets(a)
Total gross expenses	1.15	%(b)	1.16%		1.17%		1.21%		1.16%	1.17%
Total net expenses(c)	1.15	%(b)(d)	1.16	%(d)	1.17	%(d)	1.21	%(d)	1.16%	1.17%
Net investment income (loss)	0.85	%(b)	0.39%		0.77%		(0.06%)		0.47%	(0.30%)
Supplemental data
Net assets, end of period (in thousands)	$302,450		$307,298		$298,401		$463,955		$711,892	$438,673
Portfolio turnover	18%		51%		23%		30%		17%	11%

Notes to Financial Highlights

(a)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(b)  Annualized.

(c)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(d)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014

Columbia Global Infrastructure Fund

Financial Highlights (continued)

	Six Months Ended October 31, 2014		Year Ended April 30,
Class B	(Unaudited)		2014		2013		2012		2011	2010
Per share data
Net asset value, beginning of period	$20.37		$20.73		$18.55		$23.68		$19.48	$11.60
Income from investment operations:
Net investment income (loss)	0.09		0.02		0.01		(0.15)		(0.04)	(0.17)
Net realized and unrealized gain (loss)	0.49		6.05		2.48		(3.24)		4.49	8.11
Total from investment operations	0.58		6.07		2.49		(3.39)		4.45	7.94
Less distributions to shareholders:
Net investment income	—		(0.12)		—		—		—	—
Net realized gains	—		(6.31)		(0.31)		(1.74)		(0.25)	(0.06)
Total distributions to shareholders	—		(6.43)		(0.31)		(1.74)		(0.25)	(0.06)
Net asset value, end of period	$20.95		$20.37		$20.73		$18.55		$23.68	$19.48
Total return	2.85%		31.65%		13.59%		(13.27%)		23.01%	68.49%
Ratios to average net assets(a)
Total gross expenses	1.15	%(b)	1.44	%(c)	1.92%		1.96%		1.91%	1.94%
Total net expenses(d)	1.15	%(b)(e)	1.44	%(e)	1.92	%(e)	1.96	%(e)	1.91%	1.94%
Net investment income (loss)	0.86	%(b)	0.11%		0.03%		(0.80%)		(0.18%)	(1.04%)
Supplemental data
Net assets, end of period (in thousands)	$11,321		$12,333		$12,329		$15,532		$25,380	$21,597
Portfolio turnover	18%		51%		23%		30%		17%	11%

Notes to Financial Highlights

(a)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(b)  Annualized.

(c)  Gross expense ratio has been revised to conform to current year presentation.

(d)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(e)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014

Columbia Global Infrastructure Fund

Financial Highlights (continued)

	Six Months Ended October 31, 2014		Year Ended April 30,
Class C	(Unaudited)		2014		2013		2012		2011	2010
Per share data
Net asset value, beginning of period	$20.27		$20.74		$18.56		$23.69		$19.48	$11.60
Income from investment operations:
Net investment income (loss)	0.01		(0.08)		0.00	(a)	(0.16)		(0.06)	(0.17)
Net realized and unrealized gain (loss)	0.49		6.04		2.49		(3.23)		4.52	8.11
Total from investment operations	0.50		5.96		2.49		(3.39)		4.46	7.94
Less distributions to shareholders:
Net investment income	—		(0.12)		—		—		—	—
Net realized gains	—		(6.31)		(0.31)		(1.74)		(0.25)	(0.06)
Total distributions to shareholders	—		(6.43)		(0.31)		(1.74)		(0.25)	(0.06)
Net asset value, end of period	$20.77		$20.27		$20.74		$18.56		$23.69	$19.48
Total return	2.47%		31.01%		13.59%		(13.26%)		23.06%	68.49%
Ratios to average net assets(b)
Total gross expenses	1.90	%(c)	1.91%		1.92%		1.96%		1.91%	1.92%
Total net expenses(d)	1.90	%(c)(e)	1.91	%(e)	1.92	%(e)	1.96	%(e)	1.91%	1.92%
Net investment income (loss)	0.09	%(c)	(0.35%)		0.03%		(0.82%)		(0.28%)	(1.06%)
Supplemental data
Net assets, end of period (in thousands)	$41,679		$40,179		$34,696		$41,568		$50,102	$27,987
Portfolio turnover	18%		51%		23%		30%		17%	11%

Notes to Financial Highlights

(a)  Rounds to zero.

(b)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(c)  Annualized.

(d)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(e)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014

Columbia Global Infrastructure Fund

Financial Highlights (continued)

	Six Months Ended October 31, 2014		Year Ended April 30,
Class I	(Unaudited)		2014	2013	2012	2011	2010
Per share data
Net asset value, beginning of period	$21.40		$21.52	$19.16	$24.13	$19.75	$11.63
Income from investment operations:
Net investment income	0.13		0.34	0.22	0.13	0.20	0.02
Net realized and unrealized gain (loss)	0.52		6.16	2.58	(3.35)	4.58	8.16
Total from investment operations	0.65		6.50	2.80	(3.22)	4.78	8.18
Less distributions to shareholders:
Net investment income	—		(0.31)	(0.13)	(0.01)	(0.15)	(0.00	)(a)
Net realized gains	—		(6.31)	(0.31)	(1.74)	(0.25)	(0.06)
Total distributions to shareholders	—		(6.62)	(0.44)	(1.75)	(0.40)	(0.06)
Net asset value, end of period	$22.05		$21.40	$21.52	$19.16	$24.13	$19.75
Total return	3.04%		32.57%	14.89%	(12.27%)	24.48%	70.41%
Ratios to average net assets(b)
Total gross expenses	0.78	%(c)	0.77%	0.76%	0.74%	0.76%	0.78%
Total net expenses(d)	0.78	%(c)	0.77%	0.76%	0.74%	0.76%	0.78%
Net investment income	1.22	%(c)	1.62%	1.19%	0.55%	1.03%	0.10%
Supplemental data
Net assets, end of period (in thousands)	$35,285		$34,251	$9	$8	$89,990	$117,333
Portfolio turnover	18%		51%	23%	30%	17%	11%

Notes to Financial Highlights

(a)  Rounds to zero.

(b)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(c)  Annualized.

(d)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014

Columbia Global Infrastructure Fund

Financial Highlights (continued)

	Six Months Ended October 31, 2014		Year Ended April 30,
Class K	(Unaudited)		2014	2013	2012		2011	2010
Per share data
Net asset value, beginning of period	$21.20		$21.38	$19.02	$24.01		$19.68	$11.62
Income from investment operations:
Net investment income (loss)	0.11		0.11	0.17	0.02		0.12	(0.04)
Net realized and unrealized gain (loss)	0.49		6.27	2.57	(3.27)		4.55	8.16
Total from investment operations	0.60		6.38	2.74	(3.25)		4.67	8.12
Less distributions to shareholders:
Net investment income	—		(0.25)	(0.07)	(0.00	)(a)	(0.09)	(0.00	)(a)
Net realized gains	—		(6.31)	(0.31)	(1.74)		(0.25)	(0.06)
Total distributions to shareholders	—		(6.56)	(0.38)	(1.74)		(0.34)	(0.06)
Net asset value, end of period	$21.80		$21.20	$21.38	$19.02		$24.01	$19.68
Total return	2.83%		32.16%	14.63%	(12.47%)		23.97%	69.94%
Ratios to average net assets(b)
Total gross expenses	1.08	%(c)	1.07%	1.02%	1.08%		1.07%	1.07%
Total net expenses(d)	1.08	%(c)	1.07%	1.02%	1.08%		1.07%	1.07%
Net investment income (loss)	0.97	%(c)	0.49%	0.92%	0.09%		0.65%	(0.25%)
Supplemental data
Net assets, end of period (in thousands)	$148		$205	$312	$444		$823	$624
Portfolio turnover	18%		51%	23%	30%		17%	11%

Notes to Financial Highlights

(a)  Rounds to zero.

(b)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(c)  Annualized.

(d)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014

Columbia Global Infrastructure Fund

Financial Highlights (continued)

	Six Months Ended October 31, 2014		Year Ended April 30,
Class R	(Unaudited)		2014		2013		2012		2011	2010
Per share data
Net asset value, beginning of period	$20.78		$21.06		$18.78		$23.82		$19.56	$11.61
Income from investment operations:
Net investment income (loss)	0.06		0.03		0.10		(0.06)		0.03	(0.11)
Net realized and unrealized gain (loss)	0.50		6.16		2.52		(3.24)		4.54	8.12
Total from investment operations	0.56		6.19		2.62		(3.30)		4.57	8.01
Less distributions to shareholders:
Net investment income	—		(0.16)		(0.03)		—		(0.06)	—
Net realized gains	—		(6.31)		(0.31)		(1.74)		(0.25)	(0.06)
Total distributions to shareholders	—		(6.47)		(0.34)		(1.74)		(0.31)	(0.06)
Net asset value, end of period	$21.34		$20.78		$21.06		$18.78		$23.82	$19.56
Total return	2.69%		31.68%		14.13%		(12.80%)		23.59%	69.04%
Ratios to average net assets(a)
Total gross expenses	1.40	%(b)	1.41%		1.42%		1.46%		1.45%	1.59%
Total net expenses(c)	1.40	%(b)(d)	1.41	%(d)	1.42	%(d)	1.46	%(d)	1.45%	1.59%
Net investment income (loss)	0.57	%(b)	0.15%		0.52%		(0.32%)		0.15%	(0.69%)
Supplemental data
Net assets, end of period (in thousands)	$802		$642		$259		$180		$160	$81
Portfolio turnover	18%		51%		23%		30%		17%	11%

Notes to Financial Highlights

(a)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(b)  Annualized.

(c)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(d)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014

Columbia Global Infrastructure Fund

Financial Highlights (continued)

	Six Months Ended October 31, 2014		Year Ended April 30,
Class R4	(Unaudited)		2014		2013(a)
Per share data
Net asset value, beginning of period	$21.44		$21.55		$21.86
Income from investment operations:
Net investment income (loss)	0.12		0.17		(0.02)
Net realized and unrealized gain (loss)	0.51		6.31		(0.29	)(b)
Total from investment operations	0.63		6.48		(0.31)
Less distributions to shareholders:
Net investment income	—		(0.28)		—
Net realized gains	—		(6.31)		—
Total distributions to shareholders	—		(6.59)		—
Net asset value, end of period	$22.07		$21.44		$21.55
Total return	2.94%		32.40%		(1.42%)
Ratios to average net assets(c)
Total gross expenses	0.90	%(d)	0.91%		0.86	%(d)
Total net expenses(e)	0.90	%(d)(f)	0.91	%(f)	0.86	%(d)
Net investment income (loss)	1.11	%(d)	0.77%		(0.78	%)(d)
Supplemental data
Net assets, end of period (in thousands)	$234		$89		$15
Portfolio turnover	18%		51%		23%

Notes to Financial Highlights

(a)  Based on operations from March 19, 2013 (commencement of operations) through the stated period end.

(b)  Calculation of the net gain (loss) per share (both realized and unrealized) does not correlate to the aggregate realized and unrealized gain (loss) presented in the Statement of Operations due to the timing of subscriptions and redemptions of Fund shares in relation to fluctuations in the market value of the portfolio.

(c)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(d)  Annualized.

(e)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(f)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014

Columbia Global Infrastructure Fund

Financial Highlights (continued)

	Six Months Ended October 31, 2014		Year Ended April 30,
Class R5	(Unaudited)		2014	2013	2012	2011	2010
Per share data
Net asset value, beginning of period	$21.35		$21.49	$19.13	$24.09	$19.74	$11.63
Income from investment operations:
Net investment income	0.10		0.15	0.21	0.06	0.16	0.00	(a)
Net realized and unrealized gain (loss)	0.54		6.32	2.59	(3.27)	4.58	8.17
Total from investment operations	0.64		6.47	2.80	(3.21)	4.74	8.17
Less distributions to shareholders:
Net investment income	—		(0.30)	(0.13)	(0.01)	(0.14)	(0.00	)(a)
Net realized gains	—		(6.31)	(0.31)	(1.74)	(0.25)	(0.06)
Total distributions to shareholders	—		(6.61)	(0.44)	(1.75)	(0.39)	(0.06)
Net asset value, end of period	$21.99		$21.35	$21.49	$19.13	$24.09	$19.74
Total return	3.00%		32.47%	14.89%	(12.26%)	24.27%	70.32%
Ratios to average net assets(b)
Total gross expenses	0.84	%(c)	0.82%	0.77%	0.82%	0.82%	0.84%
Total net expenses(d)	0.84	%(c)	0.82%	0.77%	0.82%	0.82%	0.84%
Net investment income	0.89	%(c)	0.66%	1.15%	0.30%	0.81%	0.02%
Supplemental data
Net assets, end of period (in thousands)	$241		$22	$40	$78	$109	$60
Portfolio turnover	18%		51%	23%	30%	17%	11%

Notes to Financial Highlights

(a)  Rounds to zero.

(b)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(c)  Annualized.

(d)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014

Columbia Global Infrastructure Fund

Financial Highlights (continued)

	Six Months Ended October 31, 2014		Year Ended April 30,
Class Z	(Unaudited)		2014		2013		2012		2011(a)
Per share data
Net asset value, beginning of period	$21.35		$21.48		$19.13		$24.12		$18.33
Income from investment operations:
Net investment income (loss)	0.13		0.10		0.19		0.03		(0.03)
Net realized and unrealized gain (loss)	0.50		6.35		2.57		(3.27)		6.22
Total from investment operations	0.63		6.45		2.76		(3.24)		6.19
Less distributions to shareholders:
Net investment income	—		(0.27)		(0.10)		(0.01)		(0.15)
Net realized gains	—		(6.31)		(0.31)		(1.74)		(0.25)
Total distributions to shareholders	—		(6.58)		(0.41)		(1.75)		(0.40)
Net asset value, end of period	$21.98		$21.35		$21.48		$19.13		$24.12
Total return	2.95%		32.40%		14.68%		(12.38%)		34.05%
Ratios to average net assets(b)
Total gross expenses	0.90	%(c)	0.92%		0.92%		0.96%		0.90	%(c)
Total net expenses(d)	0.90	%(c)(e)	0.92	%(e)	0.92	%(e)	0.96	%(e)	0.90	%(c)
Net investment income (loss)	1.14	%(c)	0.42%		1.00%		0.17%		(0.20	%)(c)
Supplemental data
Net assets, end of period (in thousands)	$55,915		$70,199		$305,482		$312,211		$256,185
Portfolio turnover	18%		51%		23%		30%		17%

Notes to Financial Highlights

(a)  Based on operations from September 27, 2010 (commencement of operations) through the stated period end.

(b)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(c)  Annualized.

(d)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(e)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014

Columbia Global Infrastructure Fund

Notes to Financial Statements

October 31, 2014 (Unaudited)

Note 1. Organization

Columbia Global Infrastructure Fund (the Fund), a series of Columbia Funds Series Trust II (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

Fund Shares

The Trust may issue an unlimited number of shares (without par value). The Fund offers Class A, Class B, Class C, Class I, Class K, Class R, Class R4, Class R5 and Class Z shares. Although all share classes generally have identical voting, dividend and liquidation rights, each share class votes separately when required by the Trust's organizational documents or by law. Different share classes pay different distribution amounts to the extent the expenses of such share classes differ, and distributions in liquidation will be proportional to the net asset value of each share class. Each share class has its own expense structure and sales charges.

Class A shares are subject to a maximum front-end sales charge of 5.75% based on the initial investment amount. Class A shares purchased without an initial sales charge in accounts aggregating $1 million to $50 million at the time of purchase are subject to a contingent deferred sales charge (CDSC) if the shares are sold within 18 months of purchase, charged as follows: 1.00% CDSC if redeemed within 12 months of purchase, and 0.50% CDSC if redeemed more than 12, but less than 18, months after purchase.

Class B shares may be subject to a maximum CDSC of 5.00% based upon the holding period after purchase. Class B shares will generally convert to Class A shares eight years after purchase. The Fund no longer accepts investments by new or existing investors in the Fund's Class B shares, except in connection with the reinvestment of any dividend and/or capital gain distributions in Class B shares of the Fund and exchanges by existing Class B shareholders of certain other funds within the Columbia Family of Funds.

Class C shares are subject to a 1.00% CDSC on shares redeemed within one year of purchase.

Class I shares are not subject to sales charges and are available only to the Columbia Family of Funds.

Class K shares are not subject to sales charges, however this share class is closed to new investors.

Class R shares are not subject to sales charges and are generally available only to certain retirement plans and other investors as described in the Fund's prospectus.

Class R4 shares are not subject to sales charges and are generally available only to omnibus retirement plans and certain investors as described in the Fund's prospectus.

Class R5 shares are not subject to sales charges and are generally available only to investors purchasing through authorized investment professionals and omnibus retirement plans.

Class Z shares are not subject to sales charges and are available only to eligible investors, which are subject to different investment minimums as described in the Fund's prospectus.

Note 2. Summary of Significant Accounting Policies

Basis of Preparation

The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services — Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP) which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Security Valuation

All equity securities are valued at the close of business of the New York Stock Exchange (NYSE). Equity securities are valued at the last quoted sales price on the principal exchange or market on which they trade, except for securities traded on the NASDAQ Stock Market, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets.

Debt securities generally are valued by pricing services approved by the Board of Trustees (the Board) based upon market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques that take into account, as applicable, factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes. Debt

Semiannual Report 2014

Columbia Global Infrastructure Fund

Notes to Financial Statements (continued)

October 31, 2014 (Unaudited)

securities for which quotations are readily available may also be valued based upon an over-the-counter or exchange bid quotation.

Foreign equity securities are valued based on quotations from the principal market in which such securities are traded. If any foreign security prices are not readily available as a result of limited share activity, the securities are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets. Foreign currency exchange rates are generally determined at 4:00 p.m. Eastern (U.S.) time. Many securities markets and exchanges outside the U.S. close prior to the close of the NYSE; therefore, the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the NYSE. In those situations, foreign securities will be fair valued pursuant to a policy adopted by the Board, including, if available, utilizing a third party pricing service to determine these fair values. The third party pricing service takes into account multiple factors, including, but not limited to, movements in the U.S. securities markets, certain depositary receipts, futures contracts and foreign exchange rates that have occurred subsequent to the close of the foreign exchange or market, to determine a good faith estimate that reasonably reflects the current market conditions as of the close of the NYSE. The fair value of a security is likely to be different from the quoted or published price, if available.

Investments in open-end investment companies, including money market funds, are valued at their net asset value.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reliable, are valued at fair value as determined in good faith under procedures established by and under the general supervision of the Board. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security.

The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.

Foreign Currency Transactions and Translations

The values of all assets and liabilities denominated in foreign currencies are generally translated into U.S. dollars at exchange rates determined at the close of the NYSE. Net realized and unrealized gains (losses) on foreign currency transactions and translations include gains (losses) arising from the fluctuation in exchange rates between trade and settlement dates on securities transactions, gains (losses) arising from the disposition of foreign currency and currency gains (losses) between the accrual and payment dates on dividends, interest income and foreign withholding taxes.

For financial statement purposes, the Fund does not distinguish that portion of gains (losses) on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments. Such fluctuations are included with the net realized and unrealized gains (losses) on investments in the Statement of Operations.

Security Transactions

Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

Income Recognition

Interest income is recorded on an accrual basis. Market premiums and discounts, including original issue discounts, are amortized and accreted, respectively, over the expected life of the security on all debt securities, unless otherwise noted.

The Fund may place a debt security on non-accrual status and reduce related interest income when it becomes probable that the interest will not be collected and the amount of uncollectible interest can be reasonably estimated. A defaulted debt security is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Corporate actions and dividend income are generally recorded net of any non-reclaimable tax withholdings, on the ex-dividend date or upon receipt of ex-dividend notification in the case of certain foreign securities.

The Fund may receive distributions from holdings in business development companies (BDCs), exchange-traded funds (ETFs), other regulated investment companies (RICs), and real estate investment trusts (REITs), which report information on the character of their distributions annually. These distributions are allocated to dividend income, capital gain and return of capital based on actual information reported. To the extent actual information has not yet been reported by the REITs, estimates for return of capital are made by the Fund's management. Return of capital is recorded as a reduction of the cost basis of securities held. If the Fund no longer owns the applicable securities, return of capital is recorded as a realized gain. Management's estimates are subsequently adjusted when the actual character of the distributions is disclosed by the REITs, which could result in a proportionate change in return of capital to shareholders. No estimates are made for the BDCs, ETFs, and RICs.

Semiannual Report 2014

Columbia Global Infrastructure Fund

Notes to Financial Statements (continued)

October 31, 2014 (Unaudited)

Awards from class action litigation are recorded as a reduction of cost basis if the Fund still owns the applicable securities on the payment date. If the Fund no longer owns the applicable securities, the proceeds are recorded as realized gains.

Expenses

General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.

Determination of Class Net Asset Value

All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.

Federal Income Tax Status

The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its taxable income (including net short-term capital gains), if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.

Foreign Taxes

The Fund may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries, as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

Realized gains in certain countries may be subject to foreign taxes at the Fund level, based on statutory rates. The Fund accrues for such foreign taxes on realized and unrealized gains at the appropriate rate for each jurisdiction, as applicable. The amount, if any, is disclosed as a liability on the Statement of Assets and Liabilities.

Distributions to Shareholders

Distributions from net investment income, if any, are declared and paid annually. Net realized capital gains, if any, are distributed along with the income distribution. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.

Guarantees and Indemnifications

Under the Trust's organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund's contracts with its service providers contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.

Note 3. Fees and Compensation Paid to Affiliates

Investment Management Fees

Under an Investment Management Services Agreement, Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), determines which securities will be purchased, held or sold. The investment management fee is an annual fee that is equal to a percentage of the Fund's average daily net assets that declines from 0.65% to 0.50% as the Fund's net assets increase. The annualized effective investment management fee rate for the six months ended October 31, 2014 was 0.65% of the Fund's average daily net assets.

Administration Fees

Under an Administrative Services Agreement, the Investment Manager also serves as the Fund Administrator. The Fund pays the Fund Administrator an annual fee for administration and accounting services equal to a percentage of the Fund's average daily net assets that declines from 0.06% to 0.03% as the Fund's net assets increase. The annualized effective administration fee rate for the six months ended October 31, 2014 was 0.06% of the Fund's average daily net assets.

Other Expenses

Other expenses are for, among other things, miscellaneous expenses of the Fund or the Board, including payments to a company providing limited administrative services to the Fund and the Board. That company's expenses include boardroom and office expense, employee compensation, employee health and retirement benefits, and certain other expenses. For the six months ended October 31, 2014, other expenses paid by the Fund to this company were $844.

Semiannual Report 2014

Columbia Global Infrastructure Fund

Notes to Financial Statements (continued)

October 31, 2014 (Unaudited)

Compensation of Board Members

Board members are compensated for their services to the Fund as disclosed in the Statement of Operations. Under a Deferred Compensation Plan (the Plan), the Board members who are not "interested persons" of the Fund, as defined under the 1940 Act, may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. The Fund's liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Plan.

Transfer Agent Fees

Under a Transfer and Dividend Disbursing Agent Agreement, Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, is responsible for providing transfer agency services to the Fund. The Transfer Agent has contracted with Boston Financial Data Services (BFDS) to serve as sub-transfer agent.

Effective November 1, 2014, the Transfer Agent receives a monthly transfer agency fee based on the number or the average value of accounts, depending on the type of account. Prior to November 1, 2014, the Transfer Agent received a monthly account-based service fee based on the number of open accounts. In addition, the Transfer Agent also receives sub-transfer agency fees based on a percentage of the average aggregate value of the Fund's shares maintained in omnibus accounts (other than omnibus accounts for which American Enterprise Investment Services Inc. is the broker of record or accounts where the beneficial shareholder is a customer of Ameriprise Financial Services, Inc., which receive a per account fee). The Transfer Agent pays the fees of BFDS for services as sub-transfer agent and is not entitled to reimbursement for such fees from the Fund (with the exception of out-of-pocket fees).

The Transfer Agent also receives compensation from the Fund for various shareholder services and reimbursements for certain out-of-pocket fees. Class I shares do not pay transfer agent fees. Total transfer agent fees for Class K and Class R5 shares are subject to an annual limitation of not more than 0.05% of the average daily net assets attributable to each share class.

For the six months ended October 31, 2014, the Fund's annualized effective transfer agent fee rates as a percentage of average daily net assets of each class were as follows:

Class A	0.12%
Class B	0.12
Class C	0.12
Class K	0.05
Class R	0.12
Class R4	0.12
Class R5	0.05
Class Z	0.12

An annual minimum account balance fee of $20 may apply to certain accounts with a value below the applicable share class's initial minimum investment requirements to reduce the impact of small accounts on transfer agent fees. These minimum account balance fees are remitted to the Fund and recorded as part of expense reductions in the Statement of Operations. For the six months ended October 31, 2014, these minimum account balance fees reduced total expenses of the Fund by $40.

Plan Administration Fees

Under a Plan Administration Services Agreement with the Transfer Agent, the Fund pays an annual fee at a rate of 0.25% of the Fund's average daily net assets attributable to Class K shares for the provision of various administrative, recordkeeping, communication and educational services.

Distribution Fees

The Fund has an agreement with Columbia Management Investment Distributors, Inc. (the Distributor), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution and shareholder services. Under a Plan and Agreement of Distribution, the Fund pays a fee at an annual rate of up to 0.25% of the Fund's average daily net assets attributable to Class A shares, a fee at an annual rate of up to 0.50% of the Fund's average daily net assets attributable to Class R shares (of which up to 0.25% may be used for shareholder services) and a fee at an annual rate of up to 1.00% of the Fund's average daily net assets attributable to Class B and Class C shares. For Class B and Class C shares, of the 1.00% fee, up to 0.75% is reimbursed for distribution expenses.

Based on the most recent information available as of September 30, 2014, there were no unreimbursed distribution expenses for Class B and Class C. To the extent distribution expenses incurred by the Distributor have been fully recovered, the distribution fee is not charged to the share class. The Fund did not pay any distribution fees for Class B shares

Semiannual Report 2014

Columbia Global Infrastructure Fund

Notes to Financial Statements (continued)

October 31, 2014 (Unaudited)

during the period. For Class C shares, the Fund paid distribution fees up to the point where the Distributor's expenses were fully recovered.

Sales Charges

Sales charges, including front-end charges and CDSCs, received by the Distributor for distributing Fund shares were $151,753 for Class A, $3,357 for Class B and $394 for Class C shares for the six months ended October 31, 2014.

Expenses Waived/Reimbursed by the Investment Manager and its Affiliates

The Fund's expense ratio is subject to an expense reimbursement arrangement pursuant to which fees will be waived and/or expenses reimbursed (excluding certain fees and expenses described below), so that the Fund's net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund's custodian, do not exceed the annual rates of:

	Voluntary Expense Cap Effective September 1, 2014	Contractual Expense Cap Prior to September 1, 2014
Class A	1.41%	1.32%
Class B	2.16	2.07
Class C	2.16	2.07
Class I	1.06	0.95
Class K	1.36	1.25
Class R	1.66	1.57
Class R4	1.16	1.07
Class R5	1.11	1.00
Class Z	1.16	1.07

The voluntary expense cap arrangement may be revised or discontinued at any time. Under the arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest and extraordinary expenses.

Note 4. Federal Tax Information

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.

At October 31, 2014, the cost of investments for federal income tax purposes was approximately $341,616,000 and the aggregate gross approximate unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation	$102,541,000
Unrealized depreciation	(656,000)
Net unrealized appreciation	$101,885,000

Management of the Fund has concluded that there are no significant uncertain tax positions in the Fund that would require recognition in the financial statements. However, management's conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund's federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

Note 5. Portfolio Information

The cost of purchases and proceeds from sales of securities, excluding short-term obligations and certain derivatives, if any, aggregated to $81,890,030 and $116,844,401, respectively, for the six months ended October 31, 2014. The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.

Note 6. Affiliated Money Market Fund

The Fund invests in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by the Fund and other affiliated funds. The income earned by the Fund from such investments is included as Dividends — affiliated issuers in the Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of Columbia Short-Term Cash Fund.

Note 7. Shareholder Concentration

At October 31, 2014, one unaffiliated shareholder of record owned 11.7 % of the outstanding shares of the Fund in one or more accounts. The Fund has no knowledge about whether any portion of those shares was owned beneficially. Affiliated shareholders of record owned 79.9 % of the outstanding shares of the Fund in one or more accounts. Subscription and redemption activity by concentrated accounts may have a significant effect on the operations of the Fund.

Semiannual Report 2014

Columbia Global Infrastructure Fund

Notes to Financial Statements (continued)

October 31, 2014 (Unaudited)

Note 8. Line of Credit

The Fund has entered into a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank N.A. (JPMorgan) whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The credit facility agreement, as amended, which is a collective agreement between the Fund and certain other funds managed by the Investment Manager, severally and not jointly, permits collective borrowings up to $500 million. Interest is charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the overnight federal funds rate plus 1.00% or (ii) the one-month LIBOR rate plus 1.00%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.075% per annum. The commitment fee is included in other expenses in the Statement of Operations.

Effective December 9, 2014, the Fund extended its revolving credit facility with JPMorgan. The credit facility agreement, as amended, permits collective borrowings up to $550 million under the same terms and interest rates as described above.

The Fund had no borrowings during the six months ended October 31, 2014.

Note 9. Significant Risks

Foreign Securities and Emerging Market Countries Risk

Investing in foreign securities may include certain risks and considerations not typically associated with investing in U.S. securities, such as fluctuating currency values and changing local and regional economic, political and social conditions, which may result in greater market volatility. In addition, certain foreign securities may not be as liquid as U.S. securities. Investing in emerging markets may accentuate these risks. These countries are also more likely to experience high levels of inflation, deflation or currency devaluation which could hurt their economies and securities markets.

Industrial Sector Risk

Sector risk occurs when a fund invests a significant portion of its assets in securities of companies conducting business in a related group of industries within an economic sector. Companies in the same economic sector may be similarly affected by economic, regulatory, political or market events or conditions, making a fund more vulnerable to unfavorable developments in that economic sector than funds that invest more broadly. The Fund may be more susceptible to the particular risks that may affect companies in the industrials sector than if it were invested in a wider variety of companies in unrelated sectors.

Note 10. Subsequent Events

Management has evaluated the events and transactions that have occurred through the date the financial statements were issued. Other than as noted in Notes 3 and 8 above, there were no items requiring adjustment of the financial statements or additional disclosure.

Note 11. Information Regarding Pending and Settled Legal Proceedings

In December 2005, without admitting or denying the allegations, American Express Financial Corporation (AEFC, which is now known as Ameriprise Financial, Inc. (Ameriprise Financial)) entered into settlement agreements with the Securities and Exchange Commission (SEC) and Minnesota Department of Commerce (MDOC) related to market timing activities. As a result, AEFC was censured and ordered to cease and desist from committing or causing any violations of certain provisions of the Investment Advisers Act of 1940, the Investment Company Act of 1940, and various Minnesota laws. AEFC agreed to pay disgorgement of $10 million and civil money penalties of $7 million. AEFC also agreed to retain an independent distribution consultant to assist in developing a plan for distribution of all disgorgement and civil penalties ordered by the SEC in accordance with various undertakings detailed at www.sec.gov/litigation/admin/ia-2451.pdf. Ameriprise Financial and its affiliates have cooperated with the SEC and the MDOC in these legal proceedings, and have made regular reports to the Funds' Boards of Trustees.

Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the Securities and Exchange Commission on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.

There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased

Semiannual Report 2014

Columbia Global Infrastructure Fund

Notes to Financial Statements (continued)

October 31, 2014 (Unaudited)

fund redemptions, reduced sale of fund shares or other adverse consequences to the Funds. Further, although we believe proceedings are not likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.

Semiannual Report 2014

Columbia Global Infrastructure Fund

Important Information About This Report

Each fund mails one shareholder report to each shareholder address. If you would like more than one report, please call shareholder services at 800.345.6611 and additional reports will be sent to you.

The policy of the Board is to vote the proxies of the companies in which each fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611; contacting your financial intermediary; visiting columbiamanagement.com; or searching the website of the Securities and Exchange Commission (SEC) at sec.gov. Information regarding how each fund voted proxies relating to portfolio securities is filed with the SEC by August 31 for the most recent 12-month period ending June 30 of that year, and is available without charge by visiting columbiamanagement.com; or searching the website of the SEC at sec.gov.

Each fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Each fund's Form N-Q is available on the SEC's website at sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330. Each fund's complete schedule of portfolio holdings, as filed on Form N-Q, can also be obtained without charge, upon request, by calling 800.345.6611.

Semiannual Report 2014

Columbia Global Infrastructure Fund

P.O. Box 8081

Boston, MA 02266-8081

columbiamanagement.com

This information is for use with concurrent or prior delivery of a fund prospectus. Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For a prospectus and, if available, a summary prospectus, which contains this and other important information about the Fund, go to columbiamanagement.com. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

© 2014 Columbia Management Investment Advisers, LLC. All rights reserved.

SAR213_04_D01_(12/14)

Item 2. Code of Ethics.

Not applicable for semiannual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semiannual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semiannual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments

(a)        The registrant’s “Schedule I — Investments in securities of unaffiliated issuers” (as set forth in 17 CFR 210.12-12) is included in Item 1 of this Form N-CSR.

(b)        Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors.

Item 11. Controls and Procedures.

(a)        The registrant’s principal executive officer and principal financial officers, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing of this report, have concluded that such controls and procedures are adequately designed to ensure that material information required to be disclosed by the registrant in Form N-CSR is accumulated and communicated to the registrant’s management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

(b)        There was no change in the registrant’s internal control over financial reporting that occurred during the registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1) Code of ethics required to be disclosed under Item 2 of Form N-CSR: Not applicable for semiannual reports.

(a)(2) Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

(a)(3) Not applicable.

(b) Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	Columbia Funds Series Trust II

By (Signature and Title)	/s/ J. Kevin Connaughton
J. Kevin Connaughton, President and Principal Executive Officer

Date	December 22, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ J. Kevin Connaughton
J. Kevin Connaughton, President and Principal Executive Officer

Date	December 22, 2014

By (Signature and Title)	/s/ Michael G. Clarke
Michael G. Clarke, Treasurer and Chief Financial Officer

Date	December 22, 2014